Particulars of Employees (including Directors) (Details) - employee	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,329	10,541
Number of administrative staff	1,192	1,250
Number of management staff	8	8
Total	11,529	11,799